Employee Benefits, Benefits Recognized in Accumulated OCI and Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and to Determine Net Periodic Benefit Cost (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year, projected benefit obligation	16.50%
Ultimate health care cost trend rate, projected benefit obligation	4.50%
Year that rate reaches ultimate health care cost trend rate, projected benefit obligation	2033
Defined benefit plan health care cost initial annual tend rate assumed for current fiscal year periodic benefit cost	13.90%
Ultimate health care cost trend rate, periodic benefit cost	4.50%
Year that rate reaches ultimate health care cost trend rate, periodic benefit cost	2032
Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.30%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.60%
Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	3.20%
Decrease in assumed health care cost trend, rate, periodic benefit cost	1.50%
Equity securities [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Equity securities [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	20.00%
Equity securities [Member] | 401(h) trust [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	50.00%
Equity securities [Member] | 401(h) trust [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Fixed Income Funds [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	75.00%
Fixed Income Funds [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	85.00%
Fixed Income Funds [Member] | 401(h) trust [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Fixed Income Funds [Member] | 401(h) trust [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	50.00%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	0.00%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Pension benefits qualified [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 2,842	$ 2,940
Net prior service cost (credit)	0	0
Total	$ 2,842	$ 2,940
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.99%	5.18%
Interest credit rate	3.91%	4.10%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.12%	3.93%	2.63%
Interest crediting rate	4.10%	3.37%	2.68%
Expected return on plan assets	6.09%	5.35%	5.17%
Pension benefits nonqualified [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 74	$ 71
Net prior service cost (credit)	0	0
Total	$ 74	$ 71
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.87%	5.08%
Interest credit rate	3.39%	3.58%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.04%	2.34%	2.32%
Interest crediting rate	3.58%	1.51%	1.08%
Other benefits [Member]
Benefits Recognized in Accumulated Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ (406)	$ (404)
Net prior service cost (credit)	(106)	(116)
Total	$ (512)	$ (520)
Defined Benefit Plan, Weighted Average Assumptions Used to Estimate Projected Benefit Obligation [Abstract]
Discount rate	4.90%	5.12%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost [Abstract]
Discount rate	5.06%	2.11%	2.31%
Expected return on plan assets	5.34%	4.00%	3.50%